Document and Entity Information	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	11-K
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Central Index Key	0000061986
Entity Registrant Name	THE MANITOWOC COMPANY, INC.
Amendment Flag	false